Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Classification of Operating Lease Right-of-Use Assets and Liabilities

The following table summarizes the classification of operating lease right-of-use assets and liabilities in the Company’s Consolidated Balance Sheets as of December 31, 2024 and 2023:

	December 31
	2024	2023
	U.S. dollars in thousands
Assets
Right of use assets	330	592
Liabilities
Short term	291	297
Long term	21	278
Total lease liabilities	312	575

Schedule of Future Minimum Lease Payments Under Operating Lease Liabilities

At December 31, 2024, the future minimum lease payments under the Company’s operating lease liabilities are as follows:

Year ended December 31,	U.S. dollars in thousands
2025	302
2026	22
Total future minimum lease payments	324
Less imputed interest	(12)
Total operating lease liabilities	312
Less operating lease liabilities, current	(291)
Operating lease liabilities, non-current	21